Underwriting Acquisition And Insurance Expenses (Underwriting, Acquisition And Insurance Expenses) (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Commissions	$ 183.9	$ 198.3	$ 288.1
General expenses	210.1	213.6	209.9
Premium taxes, boards and bureaus	24.0	23.6	29.6
Underwriting, acquisition and insurance expenses	418.0	435.5	527.6
Net amortization (deferral) of policy acquisition costs	7.7	30.5	(6.4)
Total underwriting, acquisition and insurance expenses	$ 425.7	$ 466.0	$ 521.2